Convertible Debt Instruments - Issuance (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) instrument
Convertible Debt Instruments
Types of convertible debt instruments issued | instrument		2
Proceeds from issuance of convertible debt instruments	$ 152
Convertible debt instruments
Convertible Debt Instruments
Proceeds from issuance of convertible debt instruments		$ 8,000
Convertible debt instruments | Board of Directors and Executive Management
Convertible Debt Instruments
Proceeds from issuance of convertible debt instruments		$ 100